SHAREHOLDERS' EQUITY - Share-Based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU and PSU share based payment expense	$ 2,874	$ 1,969
RSU and PSU cash payments	0	65
Stock options share based payment expense	21	88
Equity based instruments share based payment expense	2,895	2,122
Cash settled instruments share based payment expense (note 19)	2,564	2,222
Total share based payment expense	5,459	4,344
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share based payment expense	5,216	3,947
Production costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share based payment expense	$ 243	$ 397